Revenue (Details) - Schedule of disaggregated revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Project implementation phase:
Total	$ 474,736	$ 461,035
Revenues from pre-production implementation projects [Member]
Project implementation phase:
Total	189,335	178,419
Revenues from post-production implementation projects [Member]
Project implementation phase:
Total	$ 285,401	$ 282,616